Goodwill	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Goodwill

11. GOODWILL

The changes in carrying value of goodwill by reportable segments for the years ended December 31, 2012 and 2013 are as follows:

	Consumer	Enterprise	Total
	US$	US$	US$
Balance as of December 31, 2011	—	—	—
Increase in goodwill related to acquisition	15,848	2,083	17,931
Foreign currency translation adjustment	10	17	27
Impairment losses	—	—	—
Balance as of December 31, 2012	15,858	2,100	17,958
Increase in goodwill related to acquisition	45,691	11,268	56,959
Foreign currency translation adjustment	942	161	1,103
Impairment losses	—	—	—

Balance as of December 31, 2013	62,491	13,529	76,020

On November 1, 2013, the Company tested impairment of goodwill at the level of reporting units, which comprise of mobile value added services excluding mobile games, mobile games, advertising and enterprise mobility. The reporting units of mobile value added services excluding mobile games, mobile games and advertising units are aggregated and presented as one reportable segment of consumer. The reporting unit of enterprise mobility is presented separately as the reportable segment of enterprise.

The Company firstly performed qualitative analysis by taking into consideration of macroeconomics, overall financial performance and industry and market conditions, to assess whether it is more likely than not that the fair value of these reporting units were less than their carrying value. Based on the qualitative assessment, the Company determines that it is not more likely than not that the fair value of the reporting units of mobile value added services excluding mobile games, mobile games, advertising and enterprise mobility is less than their carrying value. The first and second steps of the goodwill impairment test are unnecessary.

The management was not aware of the occurrence of any significant events or circumstance changes from the assessment date to December 31, 2013, that would be more likely than not to reduce the fair value of reporting units below their carrying values. Hence, the Group concluded that goodwill was not impaired for the year ended December 31, 2013.